CONVERTIBLE NOTE PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
CONVERTIBLE NOTE PAYABLE [Abstract]
Schedule of convertible promissory notes

The following table summarizes our convertible promissory notes as of September 30, 2016:

Issue Date	Issued To	Security	Maturity Date	Interest Rate	Base Conversion Rate	Principal Balance
3/30/2016	Slainte Ventures	Unsecured	12/30/16	12%	N/A	$81,978
4/06/16	Slainte Ventures	Unsecured	12/30/16	12%	N/A	75,000
7/5/2016	Slainte Ventures	Unsecured	12/30/16	12%	N/A	50,000
8/10/16	JSJ Investments	Unsecured	5/10/17	12%	$0.20 per share during first 180 days; 45% discount thereafter	125,000
						$331,978

Issue Date	Issued to		Maturity Date	Interest Rate	Default Interest Rate	Base Conversion Rate	VCR Look back Period	VCR Calculated Using	Principal
10/6/2015	Vis Viers Group, Inc.	Unsecured	6/30/2016	8%	22%	58%	10 days	3 lowest closing bids	$59,000.00
10/12/15	JSJ Investments Inc.	Unsecured	7/8/2016	12%	18%	55%	10 days	5 lowest trades	102,000.00
12/9/15	Tangiers Investment Group, LLC	Secured by Certain Assets	12/8/2016	10%	20%	55%	10 days	3 lowest closing bids	220,000.00
Total principal outstanding at December 31, 2015									$381,000.00

Schedule of recorded loss on extinguishment of debt

Convertible note payable	$1,657,500
Less: unamortized discount	(822,250)
Accrued interest payable	63,326
Derivative liability	161,158
Typenex Warrants #2 - #6 repurchased	576,152
Less: investor notes receivable	(1,250,000)
Less: accrued interest receivable	(37,807)
Less: cash paid	(381,714)
Loss on extinguishment of debt	$33,635